Annual Total Returns - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIP Strategic Income Portfolio - VIP Strategic Income Portfolio - Initial Class
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	0.29%
Annual Return 2014	3.60%
Annual Return 2015	(1.63%)
Annual Return 2016	8.27%
Annual Return 2017	7.79%
Annual Return 2018	(2.57%)
Annual Return 2019	10.89%
Annual Return 2020	7.52%
Annual Return 2021	3.74%
Annual Return 2022	(11.26%)